Details of Income Statement Items (Schedule of cost of sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details Of Income Statement [Abstract]
Sales	$ 7,153	$ 6,841	$ 7,536
Cost of sales
Materials consumed	2,661	2,341	2,547
Cost of labor	961	906	875
Energy and fuel	454	356	402
Depreciation And Amortization Expenses	516	506	450
Other	375	476	591
Cost of sales	$ 4,967	$ 4,585	$ 4,865